DWS Government and Agency Securities Portfolio Fees and Expenses - DWS Gov and Agcy Money Fund [Member] - DWS Government and Agency Securities Portfolio	Jul. 28, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES  <br/>(expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: